EXPLORATION AND EVALUATION ASSETS (Details)	12 Months Ended
	Jun. 30, 2025 USD ($) a	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	$ 6,114,061
Carrying amount, ending balance	6,512,326	$ 6,114,061
Titan Project
Exploration And Evaluation Assets [Roll Forward]
Carrying amount, beginning balance	6,114,061	3,059,021	$ 2,431,229
Additions	644,661	3,055,040	627,792
Write-offs	(246,396)
Carrying amount, ending balance	$ 6,512,326	$ 6,114,061	$ 3,059,021
Area of land | a	10,083
Area of land owned | a	1,488
Area of land subject to long-term lease | a	417
Area of land subject to exclusive option agreements | a	8,178